15. Convertible Bonds (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	May 28, 2019	Jun. 29, 2018	Oct. 08, 2020	Nov. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from convertible debt						$ 2,000	$ 1,250	$ 0
Gain from extinguishment of debt						0	0	0
Gain on troubled debt restructuring						0	0	1,887
Amortization of debt discount						452	594	1,910
Repayment of convertible debt						7,632	0	$ 0
Convertible Bonds [Member]
Convertible notes, current						50,373	55,907
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member]
Debt interest rate			0.00%
Convertible bond value			$ 21,887
Gain on troubled debt restructuring			$ 1,887
Convertible Bonds [Member] | MGL [Member]
Convertible notes, current						13,400	20,000
Convertible Bonds [Member] | MGL [Member] | Third Amendment Agreement [Member]
Repayment of convertible debt				$ 6,600
Convertible Bonds [Member] | MGL [Member] | Third Amendment Agreement [Member] | Subsequent Event [Member]
Repayment of convertible debt	$ 13,400
Convertible Promissory Note [Member]
Original issue discount						137	424
Convertible note balance						50,373	55,907
Convertible notes, current						50,510
Convertible Promissory Note [Member] | ILIAD Note [Member]
Debt face value		$ 1,335
Proceeds from convertible debt		1,250
Payment of debt issuance costs		19
Original issue discount		62
Fair value of embedded derivative		$ 937
Debt interest rate		10.00%
Amortization of debt discount							$ 594
Repayment of convertible debt						1,153
Debt maturity date		May 28, 2120
Debt converted, amount converted						$ 300
Debt converted, shares issued						216,344
Convertible note balance						$ 0
Convertible Promissory Note [Member] | Streeterville Note [Member]
Debt face value					$ 2,110
Proceeds from convertible debt					2,000
Payment of debt issuance costs					10
Original issue discount					100
Fair value of embedded derivative					$ 55
Amortization of debt discount						$ 27